Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (231,910,985)	$ (24,852,333)	$ (12,117,569)